International Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (94.5%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (3.6%)
Baidu, Inc., ADR *	China	96,800	14,609
Grupo Televisa SAB, ADR	Mexico	1,850,000	9,786
Liberty Global PLC - Class A *	United Kingdom	175,000	3,412
Liberty Global PLC - Class C *	United Kingdom	327,000	6,664
Millicom International Cellular SA, SDR *	Guatemala	374,000	7,095
NetEase, Inc., ADR	China	266,424	23,563

Total			65,129

Consumer Discretionary (11.5%)
Alibaba Group Holding, Ltd., ADR *	China	335,000	34,230
Booking Holdings, Inc. *	United States	7,300	19,363
Entain PLC	United Kingdom	1,175,600	18,296
Flutter Entertainment PLC *	Australia	22,088	4,017
Honda Motor Co., Ltd.	Japan	1,010,000	26,867
JD.com, Inc., ADR	China	450,000	19,750
Prosus NV *	China	720,000	56,306
Stellantis NV	United States	1,295,000	23,564
Yamaha Motor Co., Ltd.	Japan	135,000	3,537

Total			205,930

Consumer Staples (6.9%)
Anheuser-Busch InBev SA/NV	Belgium	475,000	31,674
Beiersdorf AG	Germany	137,000	17,823
Haleon PLC	United States	4,810,900	19,193
Imperial Brands PLC	United Kingdom	1,625,000	37,371
Magnit PJSC *,Æ	Russia	135,000	–
Seven & i Holdings Co., Ltd.	Japan	385,000	17,367

Total			123,428

Energy (7.3%)
Equinor ASA	Norway	280,000	7,963
Ovintiv, Inc.	United States	599,587	21,633
Suncor Energy, Inc.	Canada	1,210,000	37,570
TC Energy Corp.	Canada	415,000	16,148
TotalEnergies SE	France	810,000	47,792

Total			131,106

Financials (24.3%)
Aegon NV	Netherlands	2,150,000	9,240
Aviva PLC	United Kingdom	4,301,600	21,501
Axis Bank, Ltd.	India	4,000,000	41,855
Banco Santander SA	Spain	16,500,000	61,466
Barclays PLC	United Kingdom	20,500,000	37,013
BNP Paribas SA	France	945,000	56,520
Credicorp, Ltd.	Peru	135,000	17,873
ICICI Bank, Ltd.	India	3,550,000	38,071
Mitsubishi UFJ Financial Group, Inc.	Japan	2,325,000	14,918
Prudential PLC	Hong Kong	1,703,152	23,293
Standard Chartered PLC	United Kingdom	4,304,703	32,753
UBS Group AG	Switzerland	3,330,000	70,317

Common Stocks (94.5%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
XP, Inc. - Class A *	Brazil	940,000	11,158

Total			435,978

Health Care (16.6%)
Bayer AG	Germany	480,000	30,574
Euroapi SASU *	France	30,434	348
Fresenius Medical Care AG & Co. KGaA	Germany	447,948	18,997
GSK PLC	United States	2,900,000	51,723
Novartis AG	Switzerland	670,000	61,509
Olympus Corp.	Japan	820,000	14,401
Roche Holding AG	United States	141,500	40,496
Sanofi	United States	745,000	81,132

Total			299,180

Industrials (6.4%)
Johnson Controls International PLC	United States	585,000	35,229
Mitsubishi Electric Corp.	Japan	3,400,000	40,608
Nidec Corp.	Japan	160,000	8,305
Schneider Electric SE	United States	93,000	15,547
Smiths Group PLC	United Kingdom	765,000	16,212

Total			115,901

Information Technology (4.0%)
Brother Industries, Ltd.	Japan	385,000	5,807
Kyocera Corp.	Japan	265,000	13,824
Murata Manufacturing Co., Ltd.	Japan	310,000	18,930
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	725,000	12,844
TE Connectivity, Ltd.	United States	155,000	20,328

Total			71,733

Materials (11.2%)
Akzo Nobel NV	Netherlands	480,000	37,465
Glencore PLC	Australia	3,200,000	18,407
Holcim, Ltd. *	United States	721,769	46,559
Linde PLC	United States	50,000	17,772
Mitsubishi Chemical Group Corp.	Japan	4,700,000	27,965
Nutrien, Ltd.	Canada	325,000	24,001
Teck Resources, Ltd. - Class B	Canada	785,000	28,653

Total			200,822

Real Estate (2.0%)
CK Asset Holdings, Ltd.	Hong Kong	2,435,500	14,755
Daito Trust Construction Co., Ltd.	Japan	136,500	13,623
Hang Lung Group, Ltd.	Hong Kong	4,000,000	7,065

Total			35,443

International Equity Portfolio

Common Stocks (94.5%)	Country	Shares/ Par +	Value $ (000’s)
Utilities (0.7%)
Engie SA *	France	771,558	12,202

Total			12,202

Total Common Stocks (Cost: $1,780,635)			1,696,852

Preferred Stocks (4.1%)
Financials (2.0%)
Itau Unibanco Holding SA	Brazil	7,325,000	35,755

Total			35,755

Preferred Stocks (4.1%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (2.1%)
Samsung Electronics Co., Ltd.	South Korea	890,296	37,177

Total			37,177

Total Preferred Stocks (Cost: $80,234)			72,932

Total Investments (98.6%) (Cost: $1,860,869)@			1,769,784

Other Assets, Less Liabilities (1.4%)			24,696

Net Assets (100.0%)			1,794,480

Investments by Country of Risk as a Percentage of Net Assets:
United States	21.9%
Japan	11.5%
United Kingdom	9.7%
China	8.3%
Switzerland	7.3%
France	6.6%
Canada	5.9%
Other	27.4%

Total	98.6%

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	CNH	13,500	1,965	4/19/23	$3	$—	$3
Buy	HSBC Bank USA	CNH	45,000	6,555	4/19/23	78	—	78
Buy	JP Morgan Chase Bank NA	CNH	9,000	1,310	4/19/23	2	—	2
Sell	Bank of America NA	CNH	13,588	1,979	4/19/23	40	—	40
Sell	HSBC Bank USA	CNH	55,076	8,022	4/19/23	163	—	163
Sell	JP Morgan Chase Bank NA	CNH	27,900	4,064	4/19/23	72	—	72
Sell	Bank of America NA	CNH	23,484	3,435	6/7/23	77	—	77
Sell	Citibank NA	CNH	14,673	2,146	6/7/23	47	—	47
Sell	HSBC Bank USA	CNH	14,673	2,146	6/7/23	48	—	48
Sell	UBS AG	CNH	81,270	11,885	6/7/23	274	—	274
Sell	Goldman Sachs Bank USA	CNH	12,350	1,812	7/19/23	26	—	26
Sell	JP Morgan Chase Bank NA	CNH	12,350	1,812	7/19/23	29	—	29
Sell	HSBC Bank USA	CNH	219,779	32,294	8/9/23	573	—	573
Sell	Bank of America NA	CNH	21,563	3,176	9/13/23	—	(104)	(104)
Sell	Goldman Sachs Bank USA	CNH	21,563	3,176	9/13/23	—	(102)	(102)
Sell	HSBC Bank USA	CNH	21,562	3,176	9/13/23	—	(105)	(105)
Sell	JP Morgan Chase Bank NA	CNH	21,563	3,176	9/13/23	—	(101)	(101)
Sell	Bank of America NA	CNH	15,126	2,233	10/18/23	—	(19)	(19)
Sell	Goldman Sachs Bank USA	CNH	27,010	3,988	10/18/23	5	(22)	(17)
Sell	HSBC Bank USA	CNH	50,321	7,430	10/18/23	14	(20)	(6)
Sell	JP Morgan Chase Bank NA	CNH	23,309	3,442	10/18/23	11	—	11
Sell	Bank of America NA	CNH	31,411	4,643	11/8/23	—	(86)	(86)
Sell	HSBC Bank USA	CNH	23,862	3,527	11/8/23	—	(108)	(108)
Sell	JP Morgan Chase Bank NA	CNH	23,683	3,501	11/8/23	—	(109)	(109)
Sell	Standard Chartered Bank	CNH	32,989	4,876	11/8/23	—	(111)	(111)
Sell	Goldman Sachs Bank USA	CNH	22,803	3,376	12/6/23	—	(28)	(28)
Sell	HSBC Bank USA	CNH	24,700	3,656	12/6/23	58	—	58
Sell	JP Morgan Chase Bank NA	CNH	48,766	7,220	12/6/23	—	(56)	(56)
Sell	Bank of America NA	CNH	18,654	2,767	1/10/24	14	—	14

International Equity Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	CNH	37,299	5,533	1/10/24	$38	$—	$38
Sell	JP Morgan Chase Bank NA	CNH	55,947	8,299	1/10/24	54	—	54
Sell	Bank of America NA	CNH	1,325	197	2/7/24	3	—	3
Sell	Goldman Sachs Bank USA	CNH	1,325	197	2/7/24	3	—	3
Sell	HSBC Bank USA	CNH	1,325	197	2/7/24	3	—	3
Sell	JP Morgan Chase Bank NA	CNH	1,325	197	2/7/24	3	—	3
Buy	State Street Bank And Trust Company	CNY	24,525	3,574	4/19/23	39	—	39
						$1,677	$(971)	$706

	Financial Derivative Assets (000’s)				Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$1,677	—	$1,677	$(971)	—	—	$(971)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,860,869 and the net unrealized depreciation of investments based on that cost was $90,379 which is comprised of $113,061 aggregate gross unrealized appreciation and $203,440 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)

Assets:
Preferred Stocks
Financials	$35,755	$—	$ —
Information Technology	—	37,177	—
Common Stocks
Communication Services	58,034	$7,095	—
Consumer Discretionary	73,343	132,587	—
Consumer Staples	—	123,428	—
Energy	75,351	55,755	—
Financials	29,031	406,947	—
Industrials	35,229	80,672	—
Information Technology	20,328	51,405	—
Materials	70,426	130,396	—
All Others	—	346,825	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	1,677	—

Total Assets:	$397,497	$1,373,964	$ —

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(971)	—

Total Liabilities:	$—	$(971)	$ —

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2023.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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